Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
U.S. Money Market and Treasury Securities Held in Trust Account	$ 27,466,834	$ 92,459,548	$ 91,538,680
Fair Value, Inputs, Level 3 [Member] | Warrant liability—Private Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Convertible Promissory Note	56,898	96,059	348,217
Fair Value, Inputs, Level 3 [Member] | Warrant liability—Representative’s Warrants [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Convertible Promissory Note	5,063	107,779	808,295
Fair Value, Inputs, Level 3 [Member] | Convertible Promissory Note [Member]
Fair Value Measurements (Details) - Schedule of assets measured at fair value on a recurring basis [Line Items]
Convertible Promissory Note	$ 1,421,859	$ 975,324